COMMITMENTS (Details Narrative 2) - USD ($)	34 Months Ended
	Mar. 31, 2015	Jun. 11, 2012
Commitments Details Narrative 2
Interest purchased in the Klondike Project		100.00%
Unpatented mining claims acquired		109
Optional buy-down royalty payments	$ 500,000
Base net smelter return royalties		0.25%
Balance consideration claim for Klondike Project property		$ 365,000